CONSIDERATION PAYABLE TO WEBANK (Tables)	9 Months Ended
Dec. 31, 2024
Consideration Payable To Webank
SCHEDULE OF CONSIDERATION PAYABLE TO WEBANK

	March 31, 2024	December 31, 2024
	RMB	RMB

Consideration payable to WeBank in total (i)	78,207	56,539
Less: current portion (recorded in “other payables and other current liabilities” (Note 9)	(78,207)	(29,302)
	-	27,237

(i)	In 2020, the Group entered into agreements with WeBank in order to settle the Group’s remaining guarantee liabilities with regards to its historically-facilitated loans. Pursuant to the agreements, the Company will pay an aggregate amount of RMB372.0 million to WeBank from 2020 to 2025 as a guarantee settlement with a maximum annual settlement amount of no more than RMB84.0 million. Upon the signing of the 2020 July Agreement, the Group was no longer subject to guarantee obligations in relation to its historically facilitated loans for WeBank under the condition that the Group made the instalments based on the agreed-upon schedule in agreements.